Net charges related to Ukraine Conflict - Narrative (Details) $ in Thousands		1 Months Ended			3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 09, 2022 USD ($)	Nov. 30, 2022 USD ($) aircraft claim	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jan. 31, 2023 USD ($) aircraft	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Feb. 24, 2022 USD ($)	Feb. 23, 2022 engine aircraft
Unusual or Infrequent Item, or Both [Line Items]
Operating lease, lease income					$ 1,717,382		$ 1,564,324		$ 3,441,187	$ 3,303,865
Net (recoveries) charges related to Ukraine Conflict								$ 2,700,000
Letters of credit outstanding, amount												$ 260,000
Loss contingency, insurance coverage claimable by entity				$ 3,500,000							$ 3,500,000
C&P Policy
Unusual or Infrequent Item, or Both [Line Items]
Gain contingency, unrecorded amount						$ 100,000
Pending claims, number | claim		2
Russian Operator Reinsurance Claims
Unusual or Infrequent Item, or Both [Line Items]
Gain contingency, unrecorded amount					4,100,000				4,100,000
Ukrainian Airline Insurance Claims
Unusual or Infrequent Item, or Both [Line Items]
Gain contingency, unrecorded amount		$ 97,000
Number of aircrafts remaining in other countries | aircraft		1
AIG Europe S.A. English Court
Unusual or Infrequent Item, or Both [Line Items]
Loss contingency, insurance coverage claimable by entity	$ 3,500,000
C&P Policy
Unusual or Infrequent Item, or Both [Line Items]
Loss contingency, insurance coverage claimable by entity			$ 3,500,000
Basic lease rents
Unusual or Infrequent Item, or Both [Line Items]
Operating lease, lease income					$ 1,561,368		$ 1,461,526		$ 3,098,031	$ 3,015,172
Russia
Unusual or Infrequent Item, or Both [Line Items]
Number of aircraft on lease | aircraft													135
Number of engines on lease | engine													14
UKRAINE
Unusual or Infrequent Item, or Both [Line Items]
Number of aircrafts remaining in other countries | aircraft						2